Boston Partners Emerging Markets Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Brazil - 8.1%
Atacadao SA	67,800	$127,959
BRF SA(a)	76,100	272,464
Cielo SA	56,400	60,364
Eletromidia SA	57,276	203,540
Lojas Renner SA	39,900	99,239
Magazine Luiza SA(a)	44,370	103,259
Marfrig Global Foods SA(a)	30,500	65,578
Minerva SA	37,300	44,326
Sendas Distribuidora S/A(a)	104,700	244,457
Suzano SA	31,000	288,221
TIM SA - ADR	1,717	26,150
TIM SA	8,500	25,755
Vale SA - ADR	30,611	368,863
Vibra Energia SA	13,600	55,660
		1,985,835

Cayman Islands - 0.6%
StoneCo Ltd. - Class A(a)	11,462	158,634

China - 40.1%(b)
Anhui Conch Cement Co., Ltd. - Class H	39,000	96,550
Baoshan Iron & Steel Co., Ltd. - Class A	533,000	507,652
Beijing New Building Materials PLC - Class A	139,500	621,671
Beijing Roborock Technology Co., Ltd. - Class A	9,078	522,151
BOE Technology Group Co., Ltd. - Class A	1,704,690	960,650
COSCO SHIPPING Holdings Co., Ltd. - Class A	85,100	176,685
CTS International Logistics Corp. Ltd. - Class A	95,500	87,782
Gree Electric Appliances, Inc. of Zhuhai - Class A	122,800	688,960
Guangdong Tapai Group Co., Ltd. - Class A	117,100	113,204
Guizhou Tyre Co., Ltd. - Class A	115,900	91,314
Hang Zhou Great Star Industrial Co., Ltd. - Class A	97,400	341,855
Hengyi Petrochemical Co., Ltd. - Class A(a)	199,500	197,432
Huaxin Cement Co., Ltd. - Class A	72,900	149,075
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	157,000	468,383
JD.com, Inc. - ADR	2,211	65,490
JD.com, Inc. - Class A	25,655	380,294
Kuaishou Technology(a)	13,000	92,827
LB Group Co., Ltd. - Class A	44,000	127,127
Longfor Group Holdings Ltd.	169,500	268,943
Midea Group Co., Ltd. - Class A	91,000	812,834
Satellite Chemical Co., Ltd. - Class A	162,200	407,955
Shandong Linglong Tyre Co., Ltd. - Class A	21,100	60,441
Shandong Pharmaceutical Glass Co., Ltd. - Class A	63,200	228,128
Shandong Sun Paper Industry JSC Ltd. - Class A	157,700	328,138
Suofeiya Home Collection Co., Ltd. - Class A	71,500	172,598
Tangshan Sanyou Chemical Industries Co., Ltd. - Class A	204,000	156,348
Triangle Tyre Co., Ltd. - Class A	86,200	193,168
Vipshop Holdings Ltd. - ADR	10,744	172,656
Wangsu Science & Technology Co., Ltd. - Class A	28,300	32,373
Weichai Power Co., Ltd. - Class A	462,400	1,016,376
Weichai Power Co., Ltd. - Class H	69,000	123,947
Xiamen Xiangyu Co., Ltd. - Class A	123,400	126,712
Xinfengming Group Co., Ltd. - Class A	22,000	43,809
		9,833,528

Cyprus - 0.0%(c)
Fix Price Group PLC - GDR(e)	5,934	0

Greece - 1.3%
Hellenic Telecommunications Organization SA	5,003	73,109
Star Bulk Carriers Corp.	8,895	240,876
		313,985

Hong Kong - 4.2%
Bosideng International Holdings Ltd.	228,000	131,926
China Resources Land Ltd.	76,000	277,343
Techtronic Industries Co., Ltd.	41,500	510,523
Yuexiu Property Co., Ltd.	165,000	119,983
		1,039,775

Hungary - 0.1%
Richter Gedeon Nyrt	1,253	31,750

India - 1.6%
Bajaj Auto Ltd.	608	66,218
Natco Pharma Ltd.	15,199	182,341
Power Grid Corp. of India Ltd.	11,773	43,807
Zydus Lifesciences Ltd.	7,413	88,839
		381,205

Israel - 0.2%
Teva Pharmaceutical Industries Ltd. - ADR(a)	3,205	54,261

Malaysia - 1.0%
IHH Healthcare Bhd	57,000	74,958
Petronas Chemicals Group Bhd	75,800	108,168
Top Glove Corp. Bhd(a)	328,500	73,378
		256,504

Mexico - 0.8%
Alfa SAB de CV - Class A	134,900	93,821
Alpek SAB de CV(a)	30,800	26,486
Grupo Financiero Banorte SAB de CV	9,100	86,444
		206,751

Russia - 0.0%(c)
HeadHunter Group PLC - ADR(a)(d)	3,106	0
Magnit PJSC(d)	2,995	0
Sberbank of Russia PJSC - ADR(a)(d)	9,522	0
		0

Saudi Arabia - 1.0%
Saudi Basic Industries Corp.	12,611	256,085

Singapore - 1.6%
DBS Group Holdings Ltd.	1,712	45,641
Singapore Airlines Ltd.	34,200	171,736
United Overseas Bank Ltd.	1,700	38,763
Wilmar International Ltd.	58,300	133,704
		389,844

South Africa - 0.8%
Aspen Pharmacare Holdings Ltd.	2,489	30,787
Life Healthcare Group Holdings Ltd.	28,783	16,962
Sappi Ltd.	26,422	75,961
Thungela Resources Ltd.	5,047	36,136
Thungela Resources Ltd.	3,370	24,198
		184,044

South Korea - 13.8%
CJ CheilJedang Corp.	320	81,034
CJ ENM Co., Ltd.(a)	1,298	83,921
Hana Financial Group, Inc.	4,054	181,034
HK inno N Corp.	2,227	62,187
Kangwon Land, Inc.	6,679	72,042
KCC Corp.	406	86,492
Korea Zinc Co., Ltd.	339	129,384
Kumho Petrochemical Co., Ltd.	1,534	163,887
OCI Holdings Co., Ltd.	2,001	140,839
Samsung Electronics Co., Ltd. - GDR	81	108,677
Samsung Electronics Co., Ltd.	17,444	924,232
SK Hynix, Inc.	9,768	1,345,916
		3,379,645

Taiwan - 12.6%
Eva Airways Corp.	292,000	323,609
Evergreen Marine Corp. Taiwan Ltd.	35,000	227,434
Formosa Chemicals & Fibre Corp.	29,000	47,454
Genius Electronic Optical Co., Ltd.	27,000	443,591
Hiwin Technologies Corp.	34,000	234,568
ITEQ Corp.	54,000	184,934
Largan Precision Co., Ltd.	1,000	70,627
Nanya Technology Corp.	83,000	166,025
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	797	120,379
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	640,199
Walsin Technology Corp.	74,000	263,177
Yageo Corp.	13,000	266,867
Yang Ming Marine Transport Corp.	42,000	92,702
		3,081,566

Thailand - 3.7%
Bangkok Dusit Medical Services PCL	76,300	55,996
CP ALL PCL - NVDR	288,300	451,309
Indorama Ventures PCL(d)	167,900	105,422
Indorama Ventures PCL	99,400	62,571
PTT Global Chemical PCL - NVDR	110,900	105,076
SCG Packaging PCL(d)	130,000	117,491
		897,865

United Kingdom - 0.1%
Hikma Pharmaceuticals PLC	1,411	34,885

United States - 1.4%
FMC Corp.	1,201	73,201
Mosaic Co.	8,589	265,658
		338,859
TOTAL COMMON STOCKS (Cost $20,869,842)		22,825,021

PREFERRED STOCKS - 2.9%	Shares	Value
Brazil - 1.3%
Braskem SA	15,900	57,352
Braskem SA	7,906	56,844
Itau Unibanco Holding SA	20,086	120,315
Usinas Siderurgicas de Minas Gerais S/A Usiminas	48,900	70,404
		304,915

South Korea - 1.6%
Samsung Electronics Co., Ltd.	9,195	401,188
TOTAL PREFERRED STOCKS (Cost $702,738)		706,103

SHORT-TERM INVESTMENTS - 2.0%
Tri-State Deposit, 5.45%(e)	503,720	503,720
TOTAL SHORT-TERM INVESTMENTS (Cost $503,720)		503,720

TOTAL INVESTMENTS - 97.9% (Cost $22,076,300)		$24,034,844
Money Market Deposit Account - 1.7%(f)		407,821
Other Assets in Excess of Liabilities - 0.4%		88,557
TOTAL NET ASSETS - 100.0%		$24,531,222

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $222,913 or 0.9% of net assets as of May 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Emerging Markets Fund
Contracts For Difference
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long
Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	5.33%	Monthly	$57,682	$(2,689)
Total Long						(2,689)
Net unrealized gain/(loss) on Contracts For Difference						$(2,689)

There are no upfront payments or receipts associated with contracts for difference in the Fund.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	4,111,350	18,490,758	222,913	22,825,021
Preferred Stocks	304,915	401,188	–	706,103
Short-Term Investments	–	503,720	–	503,720
Total Investments	4,416,265	19,395,666	222,913	24,034,844

Liabilities:
Other Financial Instruments*:
Contracts For Difference	–	–	(2,689)	(2,689)
Total Other Financial Instruments	–	–	(2,689)	(2,689)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.